Long-term Investments (Tables)	12 Months Ended
Jul. 31, 2019
Disclosure Of Long Term Investment Abstract
Schedule of long-term investments
	Cost July 31, 2018	Fair value July 31, 2018	Investment	Divesture/ Transfer	Subtotal July 31, 2019	Change in fair value	Fair value July 31, 2019
	$	$	$	$	$	$	$
Level 1 Investments
Fire & Flower Inc. common shares	–	–	2,970	(2,493)	477	(477)	–
Fire & Flower Inc. common share purchase warrants[1]	–	–	505	(262)	243	(243)	–
Inner Spirit common shares[1]	–	–	2,850	–	2,850	150	3,000
Level 2 Investments
Inner Spirit common share purchase warrants[1]	–	–	414	–	414	(11)	403
Level 3 Investments
Greentank Technologies[1]	–	–	6,723	–	6,723	(149)	6,574
Neal Brothers Inc. [1]	–	–	4,000	–	4,000	–	4,000
Segra International Corp.	–	100	–	–	100	200	300
Total	–	100	17,462	2,755	14,807	(530)	14,277

[1] Acquired in the Newstrike acquisition on May 24, 2019 at fair market value